CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net unrealized gain (loss) arising during the period, tax	₨ (254.2)	₨ (1,136.5)	₨ (436.4)
Net unrealized gain (loss) arising during the period, tax	(15,898.7)	17,666.8	12,138.8
Reclassification adjustment for net (gain) loss included in net income, tax	₨ (1,675.7)	₨ 449.7	₨ 3,426.8